Quarterly Report
January 31, 2024
MFS®  Special Value Trust
MFV-Q1

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 55.0%
Aerospace & Defense – 1.7%
Bombardier, Inc., 7.125%, 6/15/2026 (n)	$26,000	$26,217
Bombardier, Inc., 7.5%, 2/01/2029 (n)	25,000	25,482
Bombardier, Inc., 8.75%, 11/15/2030 (n)	18,000	18,890
Moog, Inc., 4.25%, 12/15/2027 (n)	61,000	57,116
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	81,000	85,014
TransDigm, Inc., 6.25%, 3/15/2026 (n)	57,000	56,612
TransDigm, Inc., 5.5%, 11/15/2027	64,000	62,266
TransDigm, Inc., 6.75%, 8/15/2028 (n)	48,000	48,785
TransDigm, Inc., 4.625%, 1/15/2029	55,000	51,429
TransDigm, Inc., 6.875%, 12/15/2030 (n)	101,000	103,364
		$535,175
Airlines – 0.4%
Air Canada, 3.875%, 8/15/2026 (n)	$84,000	$79,891
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	55,873	54,869
		$134,760
Apparel Manufacturers – 0.1%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$40,000	$32,232
Automotive – 0.9%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$53,000	$52,855
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	25,000	25,332
Dana, Inc., 5.375%, 11/15/2027	46,000	44,891
Dana, Inc., 4.25%, 9/01/2030	32,000	27,980
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	52,000	47,201
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	42,000	36,438
Wabash National Corp., 4.5%, 10/15/2028 (n)	55,000	50,050
		$284,747
Broadcasting – 0.9%
AMC Networks, Inc., 4.75%, 8/01/2025	$15,000	$14,453
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	200,000	206,800
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	70,000	64,054
		$285,307
Brokerage & Asset Managers – 1.0%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$46,000	$47,754
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	51,000	55,081
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	46,000	42,818
LPL Holdings, Inc., 4%, 3/15/2029 (n)	35,000	32,257
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	50,000	45,450
NFP Corp., 4.875%, 8/15/2028 (n)	55,000	54,554
NFP Corp., 6.875%, 8/15/2028 (n)	44,000	44,247
		$322,161
Building – 2.0%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$32,000	$28,513
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	62,000	54,483
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	78,000	72,252
Interface, Inc., 5.5%, 12/01/2028 (n)	61,000	57,086
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	51,000	46,410
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	66,000	63,413
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	22,000	22,118
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	70,000	70,350
SRM Concrete, 8.875%, 11/15/2031 (n)	70,000	73,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	$33,000	$31,562
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	83,000	75,426
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	62,000	60,687
		$655,839
Business Services – 0.6%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$31,000	$30,621
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	45,000	43,484
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	46,000	44,611
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	82,000	82,327
		$201,043
Cable TV – 4.1%
Cable One, Inc., 4%, 11/15/2030 (n)	$95,000	$76,475
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	36,000	34,722
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	194,000	172,390
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	105,000	91,314
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	54,000	45,659
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	41,000	32,599
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	200,000	171,817
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	12,000	12,241
DISH DBS Corp., 7.75%, 7/01/2026	35,000	20,623
DISH DBS Corp., 5.25%, 12/01/2026 (n)	50,000	39,375
DISH DBS Corp., 5.125%, 6/01/2029	35,000	13,407
DISH Network Corp., 11.75%, 11/15/2027 (n)	25,000	26,093
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	32,000	29,059
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	102,000	96,900
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)	37,000	30,847
Videotron Ltd., 5.125%, 4/15/2027 (n)	39,000	38,415
Videotron Ltd., 3.625%, 6/15/2029 (n)	35,000	31,936
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	178,622
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	200,000	168,733
		$1,311,227
Chemicals – 1.7%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$144,392
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	55,000	50,245
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	60,000	50,798
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	61,000	55,410
SNF Group SACA, 3.375%, 3/15/2030 (n)	200,000	171,773
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	76,000	78,242
		$550,860
Computer Software – 0.3%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)	$51,000	$52,342
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	57,000	52,990
		$105,332
Computer Software - Systems – 0.9%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$108,000	$106,650
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	30,000	28,050
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	25,000	25,031
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	101,000	99,146
Virtusa Corp., 7.125%, 12/15/2028 (n)	33,000	28,938
		$287,815

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 2.2%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$68,000	$63,840
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		76,000	70,400
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		34,000	36,262
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		74,000	74,745
Gates Global LLC, 6.25%, 1/15/2026 (n)		44,000	44,005
Griffon Corp., 5.75%, 3/01/2028		63,000	61,740
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		200,000	180,249
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		54,000	47,984
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		42,000	43,171
TriMas Corp., 4.125%, 4/15/2029 (n)		110,000	97,935
			$720,331
Construction – 0.4%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$30,000	$28,946
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		40,000	36,468
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		59,000	54,989
			$120,403
Consumer Products – 0.8%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	100,000	$95,661
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		$72,000	73,337
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		66,000	64,602
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		38,000	32,953
			$266,553
Consumer Services – 2.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$96,000	$93,868
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		56,000	48,373
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		51,000	50,302
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		101,000	91,445
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		61,000	61,368
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		69,000	66,757
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		60,000	56,479
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		20,000	17,995
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		12,000	10,260
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		42,000	31,196
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		45,000	31,639
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		89,000	78,547
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		49,000	47,105
			$685,334
Containers – 1.8%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		$200,000	$174,793
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		200,000	176,262
Crown Americas LLC, 5.25%, 4/01/2030		23,000	22,224
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		53,000	51,082
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		55,000	53,855
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	100,000	109,502
			$587,718
Electronics – 0.6%
Entegris, Inc., 4.375%, 4/15/2028 (n)		$46,000	$43,382
Entegris, Inc., 3.625%, 5/01/2029 (n)		27,000	24,354
Sensata Technologies B.V., 5%, 10/01/2025 (n)		80,000	79,638
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		51,000	46,994
			$194,368
Emerging Market Quasi-Sovereign – 0.3%
Petroleos Mexicanos, 6.49%, 1/23/2027		$100,000	$94,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 1.9%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$45,000	$46,542
Callon Petroleum Co., 7.5%, 6/15/2030 (n)	15,000	15,802
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	48,000	50,482
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	15,000	15,999
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	30,000	31,893
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	85,000	78,051
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	59,000	58,267
Matador Resources Co., 6.875%, 4/15/2028 (n)	57,000	58,369
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	44,000	43,836
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	5,000	5,080
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	85,000	83,137
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	32,000	33,037
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)	61,000	62,554
SM Energy Co., 6.5%, 7/15/2028	41,000	41,000
		$624,049
Energy - Integrated – 0.2%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)	$51,000	$52,987
Entertainment – 2.2%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$48,000	$48,757
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	89,000	87,683
Carnival Corp. PLC, 4%, 8/01/2028 (n)	32,000	29,600
Carnival Corp. PLC, 6%, 5/01/2029 (n)	38,000	36,806
Merlin Entertainments, 7.375%, 2/15/2031 (n)	200,000	200,272
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	46,000	44,853
NCL Corp. Ltd., 7.75%, 2/15/2029 (n)	30,000	30,291
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	42,000	41,329
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	63,000	62,198
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	42,000	39,116
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	21,000	20,240
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	35,000	34,081
VOC Escrow Ltd., 5%, 2/15/2028 (n)	30,000	28,647
		$703,873
Financial Institutions – 2.6%
Castlelake Aviation Finance Designated Activity Co., 5%, 4/15/2027 (n)	$13,000	$12,340
Credit Acceptance Corp., 6.625%, 3/15/2026	8,000	7,998
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	51,000	53,550
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	41,000	40,833
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	13,000	13,164
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	29,000	28,100
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	34,000	35,863
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (p)	124,495	119,982
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	75,000	67,639
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)(w)	45,000	45,323
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)	64,000	67,229
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	11,000	11,413
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	89,000	87,266
OneMain Finance Corp., 6.875%, 3/15/2025	52,000	52,195
OneMain Finance Corp., 7.125%, 3/15/2026	69,000	69,941
OneMain Finance Corp., 5.375%, 11/15/2029	35,000	32,384
PRA Group, Inc., 8.375%, 2/01/2028 (n)	20,000	19,051
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	43,000	38,221
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	15,000	13,107
SLM Corp., 3.125%, 11/02/2026	31,000	29,026
		$844,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 2.2%
B&G Foods, Inc., 5.25%, 9/15/2027	$25,000	$22,549
B&G Foods, Inc., 8%, 9/15/2028 (n)	29,000	30,229
Central America Bottling Co., 5.25%, 4/27/2029 (n)	200,000	186,826
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	5,000	5,062
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)(w)	40,000	40,467
Performance Food Group Co., 5.5%, 10/15/2027 (n)	64,000	62,419
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	57,000	56,094
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	77,000	70,813
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	91,000	82,847
TreeHouse Foods, Inc., 4%, 9/01/2028	56,000	49,952
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	71,000	67,362
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)	33,000	27,720
		$702,340
Gaming & Lodging – 1.4%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$30,000	$27,424
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	52,000	53,438
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)	15,000	15,166
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	56,000	57,470
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	54,000	53,329
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	72,000	69,655
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	66,000	56,429
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	66,000	61,621
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	67,000	63,295
		$457,827
Industrial – 0.5%
APi Escrow Corp., 4.75%, 10/15/2029 (n)	$85,000	$79,587
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	80,000	75,726
		$155,313
Insurance - Property & Casualty – 1.5%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$29,000	$29,074
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	17,000	15,244
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	31,000	28,438
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	44,000	42,958
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	71,000	67,239
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	40,000	40,424
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	61,000	56,934
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	40,000	37,777
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	45,000	45,085
Hub International Ltd., 5.625%, 12/01/2029 (n)	52,000	49,068
Hub International Ltd., 7.25%, 6/15/2030 (n)	41,000	42,175
Hub International Ltd., 7.375%, 1/31/2032 (n)	35,000	35,843
		$490,259
Machinery & Tools – 0.5%
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)(w)	$5,000	$5,000
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	83,000	87,467
Terex Corp., 5%, 5/15/2029 (n)	60,000	56,700
		$149,167
Medical & Health Technology & Services – 3.0%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$87,000	$82,828
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	53,000	54,991
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	105,000	95,495
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	35,000	34,467
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	71,000	46,212
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	76,000	62,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Encompass Health Corp., 5.75%, 9/15/2025	$10,000	$9,936
Encompass Health Corp., 4.75%, 2/01/2030	68,000	63,775
Encompass Health Corp., 4.625%, 4/01/2031	10,000	9,187
IQVIA, Inc., 5%, 5/15/2027 (n)	200,000	195,467
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	50,000	46,566
Star Parent, Inc., 9%, 10/01/2030 (n)	45,000	47,318
Tenet Healthcare Corp., 6.125%, 10/01/2028	44,000	43,838
Tenet Healthcare Corp., 4.375%, 1/15/2030	35,000	32,386
Tenet Healthcare Corp., 6.125%, 6/15/2030	61,000	60,977
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	25,000	25,571
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	50,000	43,691
		$955,627
Medical Equipment – 0.7%
Embecta Corp., 5%, 2/15/2030 (n)	$60,000	$49,097
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	54,000	57,780
Medline Borrower LP, 5.25%, 10/01/2029 (n)	77,000	71,795
Teleflex, Inc., 4.625%, 11/15/2027	30,000	29,104
		$207,776
Metals & Mining – 1.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$55,000	$50,325
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	144,000	129,599
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	72,000	47,673
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	15,000	11,210
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	50,000	46,075
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	38,000	32,444
Novelis Corp., 3.25%, 11/15/2026 (n)	19,000	17,790
Novelis Corp., 4.75%, 1/30/2030 (n)	61,000	56,577
Novelis Corp., 3.875%, 8/15/2031 (n)	59,000	51,173
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	30,688	24,858
Taseko Mines Ltd., 7%, 2/15/2026 (n)	45,000	44,212
		$511,936
Midstream – 2.9%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$49,000	$45,019
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	80,000	71,662
EQM Midstream Partners LP, 5.5%, 7/15/2028	105,000	104,044
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	71,000	69,740
NuStar Logistics, LP, 6.375%, 10/01/2030	50,000	50,250
Peru LNG, 5.375%, 3/22/2030	200,000	164,643
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	86,000	82,790
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	29,000	28,928
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	73,000	65,245
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	27,000	27,021
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	50,000	44,216
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	53,000	53,567
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	60,000	63,722
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	59,000	59,580
		$930,427
Network & Telecom – 0.6%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$200,000	$198,407
Oil Services – 0.2%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$39,000	$38,028
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)	24,000	24,421
		$62,449

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.5%
Parkland Corp., 4.625%, 5/01/2030 (n)	$110,000	$101,345
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	58,000	56,688
		$158,033
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)	$60,000	$56,566
NCR Corp., 5.125%, 4/15/2029 (n)	46,000	43,039
		$99,605
Pharmaceuticals – 0.7%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$35,000	$33,950
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	37,000	25,171
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	6,000	3,354
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	200,000	171,826
		$234,301
Pollution Control – 0.6%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$20,000	$19,649
GFL Environmental, Inc., 4%, 8/01/2028 (n)	55,000	50,449
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	20,000	18,775
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	25,000	22,928
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	11,000	11,251
Stericycle, Inc., 3.875%, 1/15/2029 (n)	75,000	68,177
		$191,229
Precious Metals & Minerals – 0.4%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	$37,000	$33,679
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	37,000	35,288
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	66,000	58,080
		$127,047
Real Estate - Other – 0.4%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)	$85,000	$87,619
XHR LP, REIT, 4.875%, 6/01/2029 (n)	49,000	45,193
		$132,812
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$62,000	$55,741
Retailers – 0.9%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$48,000	$44,222
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)	50,000	44,875
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)	59,000	57,230
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)	43,000	41,926
Penske Automotive Group Co., 3.75%, 6/15/2029	69,000	61,494
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	53,000	44,810
		$294,557
Specialty Stores – 0.3%
Global Auto Holdings Ltd./Aag FH UK Ltd., 8.375%, 1/15/2029 (n)	$51,000	$48,087
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	35,000	27,491
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	37,000	23,665
		$99,243
Telecommunications - Wireless – 0.9%
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	$200,000	$168,500
SBA Communications Corp., 3.875%, 2/15/2027	51,000	48,670
SBA Communications Corp., 3.125%, 2/01/2029	95,000	84,667
		$301,837

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 0.3%
U.S. Treasury Notes, 3%, 6/30/2024	$85,000	$84,250
Utilities - Electric Power – 4.1%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$198,210
Calpine Corp., 4.5%, 2/15/2028 (n)	71,000	67,518
Calpine Corp., 5.125%, 3/15/2028 (n)	56,000	53,436
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	49,000	46,653
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	117,000	101,419
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)	17,000	14,439
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	185,000	173,900
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	200,000	190,194
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	200,000	185,988
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	6,000	5,937
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	10,000	9,775
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	57,000	53,525
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)	59,000	60,770
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	50,000	49,345
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	84,000	80,961
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	32,000	29,546
		$1,321,616
Utilities - Other – 0.6%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$200,000	$194,092
Total Bonds		$17,716,635
Common Stocks – 41.8%
Aerospace & Defense – 2.5%
Honeywell International, Inc.	1,429	$289,030
Northrop Grumman Corp.	1,171	523,156
		$812,186
Brokerage & Asset Managers – 2.5%
Citigroup, Inc.	7,611	$427,510
NASDAQ, Inc.	6,683	386,077
		$813,587
Business Services – 1.1%
Accenture PLC, “A”	961	$349,689
Cable TV – 1.8%
Comcast Corp., “A”	12,069	$561,692
Intelsat Emergence S.A. (a)	705	18,506
		$580,198
Consumer Products – 1.3%
Kenvue, Inc.	20,542	$426,452
Electronics – 1.5%
Analog Devices, Inc.	2,579	$496,096
Energy - Independent – 2.9%
ConocoPhillips	3,517	$393,447
Pioneer Natural Resources Co.	2,283	524,702
		$918,149
Food & Beverages – 1.5%
Nestle S.A., ADR	4,310	$490,909

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	1,817	$435,589
Health Maintenance Organizations – 2.0%
Cigna Group	2,078	$625,374
Insurance – 6.0%
Aon PLC	1,889	$563,734
Marsh & McLennan Cos., Inc.	2,669	517,359
Progressive Corp.	4,833	861,482
		$1,942,575
Machinery & Tools – 1.2%
Illinois Tool Works, Inc.	1,483	$386,915
Major Banks – 3.5%
JPMorgan Chase & Co.	3,762	$655,942
Morgan Stanley	5,296	462,023
		$1,117,965
Medical & Health Technology & Services – 1.7%
McKesson Corp.	1,077	$538,382
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	60	$30,370
Other Banks & Diversified Financials – 1.9%
American Express Co.	3,024	$607,038
Pharmaceuticals – 1.7%
Johnson & Johnson	1,559	$247,725
Pfizer, Inc.	10,654	288,510
		$536,235
Real Estate – 1.5%
Prologis, Inc., REIT	3,879	$491,431
Specialty Stores – 1.5%
Lowe's Cos., Inc.	2,318	$493,363
Utilities - Electric Power – 4.2%
Dominion Energy, Inc.	9,401	$429,814
Duke Energy Corp.	4,763	456,438
Southern Co.	6,722	467,313
		$1,353,565
Total Common Stocks		$13,446,068
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n)	$23,000	$23,402
Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 5.4% (v)	1,084,761	$1,084,869

Other Assets, Less Liabilities – (0.3)%		(93,155)
Net Assets – 100.0%		$32,177,819

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,084,869 and $31,186,105, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,797,485, representing 49.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CDI	Interbank Deposit Certificates
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 1/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	303,060	EUR	277,514	State Street Bank Corp.	4/19/2024	$2,166
Liability Derivatives
EUR	107,988	USD	117,981	HSBC Bank	4/19/2024	$(896)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,906,283	$—	$30,370	$12,936,653
Switzerland	490,909	—	—	490,909
Luxembourg	—	18,506	—	18,506
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	84,250	—	84,250
Non - U.S. Sovereign Debt	—	94,005	—	94,005
U.S. Corporate Bonds	—	13,198,619	—	13,198,619
Foreign Bonds	—	4,363,163	—	4,363,163
Mutual Funds	1,084,869	—	—	1,084,869
Total	$14,482,061	$17,758,543	$30,370	$32,270,974
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$2,166	$—	$2,166
Forward Foreign Currency Exchange Contracts – Liabilities	—	(896)	—	(896)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/23	$21,370
Change in unrealized appreciation or depreciation	9,000
Balance as of 1/31/24	$30,370
At January 31, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,111,588	$1,876,050	$1,902,774	$9	$(4)	$1,084,869
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,529	$—
(3) Subsequent Event
The Board of Trustees of the fund has approved the liquidation and termination of the fund, which is scheduled for April 29, 2024.